Servicing Activities and Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Servicing Assets at Amortized Value [Line Items]
Schedule of Servicing Assets at Amortized Value [Table Text Block]
A summary of MSR activities for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Balance, beginning of year	$375,859	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	100,426	76,238	56,268
Acquired servicing rights	65,188	14,445	—
Amortization	(126,803)	(137,433)	(96,022)
Decrease (increase) in valuation allowance	94,951	(63,508)	(39,455)
Other	(2,941)	(3,379)	(4,491)
Balance, end of year	$506,680	$375,859	$489,496

Valuation allowance:
Balance, beginning of year	$102,963	$39,455	$—
Increase in valuation allowance	693	68,206	39,455
Recoveries	(95,644)	(4,698)	—
Balance, end of year	$8,012	$102,963	$39,455

Loan Servicing Income [Table Text Block]
Components of loan servicing fee income, which includes servicing fees related to sales and securitizations, for the years ended December 31, 2013, 2012 and 2011 are presented below:

	2013	2012	2011
Contractually specified service fees, net	$149,237	$135,817	$149,065
Other ancillary fees	37,034	37,014	38,233
Other	2,488	2,433	2,141
	$188,759	$175,264	$189,439

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
For loans securitized and sold for the years ended December 31, 2013 and 2012 with servicing retained, management used the following assumptions to determine the fair value of residential MSR at the date of securitization:

	2013			2012
Average discount rates	9.33%	—	9.85%	8.60%	—	9.92%
Expected prepayment speeds	8.78%	—	14.93%	10.13%	—	18.67%
Weighted-average life in years	5.33	—	8.08	4.65	—	6.70

Residential Mortgage [Member]
Servicing Assets at Amortized Value [Line Items]
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
The characteristics used in estimating the fair value of the residential MSR portfolio at December 31, 2013 and 2012 are as follows:

	2013	2012
Unpaid principal balance	$52,816,000	$42,373,000
Gross weighted-average coupon	4.46%	4.66%
Weighted-average servicing fee	0.29%	0.30%
Expected prepayment speed (1)	14.87%	19.73%
(1) The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets [Table Text Block]
A sensitivity analysis of the Company’s fair value of residential mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of December 31, 2013 and 2012 is presented below.

	2013	2012
Prepayment Rate
10% adverse rate change	$22,941	$23,100
20% adverse rate change	44,156	44,232
Discount Rate
10% adverse rate change	19,303	12,696
20% adverse rate change	37,294	24,539
In the previous table, the effect of a variation in a specific assumption on the fair value is calculated without changing any other assumptions. This analysis typically cannot be extrapolated because the relationship of a change in one key assumption to the change in the fair value of the Company’s mortgage servicing rights usually is not linear. The effect of changing one key assumption will likely result in the change of another key assumption which could impact the sensitivities.